Annual Notice of Securities sold Pursuant to Rule 24F-2
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1.  Name and address of issuer:

    Principal Preservation Portfolios, Inc.
    215 N. Main Street
    West Bend, WI 53095

2.  Name of each series or class of funds for which this notice is filed:

    Tax-Exempt, S&P 100 Plus, Government, Wisconsin Tax-Exempt,
    Cash Reserve (including both Class X (Retail) and Class Y (Institutional) Common Stock), Select Value, Dividend Achievers and PSE Tech 100 Portfolios

3.  Investment Company Act File Number:

    811-4401

    Securities Act File Number:

    33-12

4.  Last day of fiscal year for which this notice is filed:

    December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
    24f-2 declaration:


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


9.  Number and aggregate sale price of securities sold during the fiscal year:

    $471,449,706

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    $471,449,706

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
    (see Instruction  B.7):


12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal
    year in reliance on rule 24f-2 (from Item 10):               $   471,449,706
                                                                  --------------

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable):   +             -
                                                                  --------------


    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                      -   462,331,931
                                                                  --------------

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
    to rule 24f-2 (if applicable):                               +             -
                                                                  --------------

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus
    line (ii), less line (iii), plus line (iv)] (if applicable):       9,117,775
                                                                  --------------

    (vi) Multiplier prescribed by Section 6(b) of the Securities
    Act of 1933 or other applicable law or regulation
    (see Instruction C.6):                                       x        1/3300
                                                                  --------------

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:$         2,763
                                                                  --------------
                                                                  --------------

Instructions: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

    x

    DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S LOCKBOX DEPOSITORY:

    February 27, 1997

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Robert J. Tuszynski
President

Date: February 27, 1997

(QUARLES & BRADY LOGO)
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-4497


                                   February 25, 1997


Principal Preservation Portfolios, Inc.
215 North Main Street
West Bend WI  53095

Gentlemen:

     In connection with the filing of a Rule 24f-2 Notice for Principal Preservation Portfolios, Inc., a Maryland corporation (the "Fund") and an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), the purpose of which is to make definite the number of shares of common stock, $0.001 par value ("Common Stock"), registered under the Securities Act of 1933 ("1933 Act") for the year ended December 31, 1996, you have requested that we furnish you with the following opinion which we understand will be filed with the Securities and Exchange Commission. This opinion is rendered solely for use in connection with such filing, and may not be relied upon for any other purpose.

     We understand that the Common Stock has been, and continues to be, offered to the public in the manner and on the terms identified and referred to in the Registration Statement (Registration No. 33-12) and all amendments thereto filed with the Securities and Exchange Commission (the "Registration Statement"). For purposes of rendering this opinion, we have examined originals or electrostatic copies of such documents as we considered necessary, including those listed below. In conducting such examination, we have assumed the genuineness of all signatures and the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as copies.

     The documents we have examined are:

          1.  The Registration Statement and all amendments thereto;

          2. The Articles of Incorporation dated May 31, 1984, filed and approved by the Maryland State Department of Assessments and Taxation on June 1, 1984, as amended on October 15, 1984 and August 31, 1985, and as last supplemented by Articles Supplementary filed on June 12, 1996; Articles of Merger of Principal Preservation Tax-Exempt Portfolios, Inc. with and into Principal Preservation Portfolios, Inc. filed July 23, 1987; and Articles of Merger of Principal Preservation Tax-Exempt Fund, Inc. with and into Principal Preservation Portfolios, Inc., filed July 23, 1987.

          3. The Fund's minutes from all meetings of the Board of Directors and stockholders of the Fund held in 1996 where action was taken with respect to the authorization or issuance of any shares of capital stock or the designation of, or other action with respect to, any series thereof.

     Based upon and subject to the foregoing, after having given due regard to such issues of law as we deemed relevant, and assuming that:

          1. Each Prospectus which is a part of the Registration Statement and your Prospectus delivery procedures with respect thereto fulfilled all the requirements of the 1933 Act and the 1940 Act throughout all periods relevant to this opinion;

          2. All offers and sales of the Fund's Common Stock were made in a manner complying with the terms of the Registration Statement; and

          3. All offers or sales of the Fund's Common Stock were made in compliance with the state securities laws of the states having jurisdiction thereof;

we are of the opinion that the shares of the Fund's Common Stock, the regis-tration of which the Rule 24f-2 Notice makes definite in number, were, when issued, legally issued, fully paid and non-assessable.

     We hereby consent to the filing of this opinion as a part of the Rule 24f-2 Notice.

                                   Very truly yours,

                                   /s/ Quarles & Brady

                                   QUARLES & BRADY